Regulatory Matters - Schedule of Regulatory Assets (Details) - USD ($) $ in Millions	48 Months Ended		72 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Jul. 10, 2023	Dec. 31, 2021	Dec. 31, 2020
Regulatory Assets [Line Items]
Regulatory Assets				$ 9,520	$ 9,987
Current regulatory assets				1,296	1,228
Noncurrent regulatory assets				8,224	8,759
Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				2,409	3,010
Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				893	1,014
Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				883	715
Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				145	174
Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				186	219
Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				44	(14)
Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				104	117
Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				1,181	982
Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				557	598
Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				236	328
Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				145	135
MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				283	285
Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				219	301
Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				96	95
Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				43	5
Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				564	572
Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				157	113
Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					25
Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				758	701
DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				70	100
Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				49	50
COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				82	81
Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				89	107
Other
Regulatory Assets [Line Items]
Regulatory Assets				327	274
Commonwealth Edison Co [Member]
Regulatory Assets [Line Items]
Regulatory Assets				2,205	2,028
Current regulatory assets				335	279
Noncurrent regulatory assets				1,870	1,749
Commonwealth Edison Co [Member] | Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				69	90
Commonwealth Edison Co [Member] | Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				44	(14)
Commonwealth Edison Co [Member] | Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				104	117
Commonwealth Edison Co [Member] | Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				1,181	982
Commonwealth Edison Co [Member] | Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				99	92
Commonwealth Edison Co [Member] | MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				266	271
Commonwealth Edison Co [Member] | Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				219	301
Commonwealth Edison Co [Member] | Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					0
Commonwealth Edison Co [Member] | Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Commonwealth Edison Co [Member] | COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				28	22
Commonwealth Edison Co [Member] | Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				60	89
Commonwealth Edison Co [Member] | Other
Regulatory Assets [Line Items]
Regulatory Assets				135	78
PECO Energy Co [Member]
Regulatory Assets [Line Items]
Regulatory Assets				991	801
Current regulatory assets				48	25
Noncurrent regulatory assets				943	776
PECO Energy Co [Member] | Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				873	705
PECO Energy Co [Member] | Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				21	21
PECO Energy Co [Member] | MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				8	10
PECO Energy Co [Member] | Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				14	0
PECO Energy Co [Member] | Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					0
PECO Energy Co [Member] | Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				33	38
PECO Energy Co [Member] | Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				0	0
PECO Energy Co [Member] | Other
Regulatory Assets [Line Items]
Regulatory Assets				42	27
Baltimore Gas and Electric Company [Member]
Regulatory Assets [Line Items]
Regulatory Assets				692	649
Current regulatory assets				215	168
Noncurrent regulatory assets				477	481
Baltimore Gas and Electric Company [Member] | Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				89	109
Baltimore Gas and Electric Company [Member] | Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				29	37
Baltimore Gas and Electric Company [Member] | Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				19	18
Baltimore Gas and Electric Company [Member] | MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				9	4
Baltimore Gas and Electric Company [Member] | Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				49	23
Baltimore Gas and Electric Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				1	2
Baltimore Gas and Electric Company [Member] | Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				283	289
Baltimore Gas and Electric Company [Member] | Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				32	20
Baltimore Gas and Electric Company [Member] | Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					0
Baltimore Gas and Electric Company [Member] | Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				143	107
Baltimore Gas and Electric Company [Member] | DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				8	10
Baltimore Gas and Electric Company [Member] | Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Baltimore Gas and Electric Company [Member] | Other
Regulatory Assets [Line Items]
Regulatory Assets				30	30
Baltimore Gas and Electric Company [Member] | Difference between Carrying Value and Fair Value [Member]
Regulatory Assets [Line Items]
Regulatory Assets				114	120
Pepco Holdings LLC [Member]
Regulatory Assets [Line Items]
Regulatory Assets				2,226	2,373
Current regulatory assets				432	440
Noncurrent regulatory assets				1,794	1,933
Pepco Holdings LLC [Member] | Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Pepco Holdings LLC [Member] | Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Pepco Holdings LLC [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				10	10
Pepco Holdings LLC [Member] | Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				56	65
Pepco Holdings LLC [Member] | Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				88	92
Pepco Holdings LLC [Member] | Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Pepco Holdings LLC [Member] | Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Pepco Holdings LLC [Member] | Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Pepco Holdings LLC [Member] | Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				443	478
Pepco Holdings LLC [Member] | Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				236	328
Pepco Holdings LLC [Member] | Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				6	4
Pepco Holdings LLC [Member] | MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Pepco Holdings LLC [Member] | Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Pepco Holdings LLC [Member] | Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				47	72
Pepco Holdings LLC [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				28	3
Pepco Holdings LLC [Member] | Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				281	283
Pepco Holdings LLC [Member] | Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				125	93
Pepco Holdings LLC [Member] | Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					25
Pepco Holdings LLC [Member] | Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				615	594
Pepco Holdings LLC [Member] | DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				70	100
Pepco Holdings LLC [Member] | Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				49	50
Pepco Holdings LLC [Member] | COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				13	11
Pepco Holdings LLC [Member] | Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				29	18
Pepco Holdings LLC [Member] | Other
Regulatory Assets [Line Items]
Regulatory Assets				130	147
Pepco Holdings LLC [Member] | Difference between Carrying Value and Fair Value [Member]
Regulatory Assets [Line Items]
Regulatory Assets				443	478
Potomac Electric Power Company [Member]
Regulatory Assets [Line Items]
Regulatory Assets				745	784
Current regulatory assets				213	214
Noncurrent regulatory assets				532	570
Potomac Electric Power Company [Member] | Forecast [Member]
Regulatory Assets [Line Items]
Proposed Capital Expenditure			$ 500
Potomac Electric Power Company [Member] | Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				10	10
Potomac Electric Power Company [Member] | Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				30	35
Potomac Electric Power Company [Member] | Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				60	68
Potomac Electric Power Company [Member] | Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				5	3
Potomac Electric Power Company [Member] | MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				29	37
Potomac Electric Power Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				199	203
Potomac Electric Power Company [Member] | Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				125	93
Potomac Electric Power Company [Member] | Under-recovered revenue decoupling | MARYLAND | 2022
Regulatory Assets [Line Items]
Regulatory Assets				22
Potomac Electric Power Company [Member] | Under-recovered revenue decoupling | DISTRICT OF COLUMBIA
Regulatory Assets [Line Items]
Regulatory Assets				103
Potomac Electric Power Company [Member] | Under-recovered revenue decoupling | DISTRICT OF COLUMBIA | 2024
Regulatory Assets [Line Items]
Regulatory Assets				66
Potomac Electric Power Company [Member] | Under-recovered revenue decoupling | DISTRICT OF COLUMBIA | 2028
Regulatory Assets [Line Items]
Regulatory Assets				37
Potomac Electric Power Company [Member] | Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					0
Potomac Electric Power Company [Member] | Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				147	151
Potomac Electric Power Company [Member] | DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				70	100
Potomac Electric Power Company [Member] | DC PLUG charge | Forecast [Member]
Regulatory Assets [Line Items]
Proposed Capital Expenditure			250
Potomac Electric Power Company [Member] | DC PLUG charge | Forecast [Member] | DISTRICT OF COLUMBIA
Regulatory Assets [Line Items]
Proposed Capital Expenditure			$ 250
Potomac Electric Power Company [Member] | Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				3	5
Potomac Electric Power Company [Member] | COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				10	7
Potomac Electric Power Company [Member] | COVID-19 Regulatory Asset | MARYLAND
Regulatory Assets [Line Items]
Regulatory Assets				1
Potomac Electric Power Company [Member] | COVID-19 Regulatory Asset | MARYLAND | 2026
Regulatory Assets [Line Items]
Regulatory Assets				1
Potomac Electric Power Company [Member] | COVID-19 Regulatory Asset | DISTRICT OF COLUMBIA
Regulatory Assets [Line Items]
Regulatory Assets				8
Potomac Electric Power Company [Member] | Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Potomac Electric Power Company [Member] | Other
Regulatory Assets [Line Items]
Regulatory Assets				57	72
Delmarva Power & Light Company [Member]
Regulatory Assets [Line Items]
Regulatory Assets				280	280
Current regulatory assets				68	58
Noncurrent regulatory assets				212	222
Delmarva Power & Light Company [Member] | Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				26	30
Delmarva Power & Light Company [Member] | Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				21	24
Delmarva Power & Light Company [Member] | Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				13	5
Delmarva Power & Light Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				8	2
Delmarva Power & Light Company [Member] | Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				79	80
Delmarva Power & Light Company [Member] | Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					0
Delmarva Power & Light Company [Member] | Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				109	105
Delmarva Power & Light Company [Member] | DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				3	4
Delmarva Power & Light Company [Member] | Deferred storm costs | 2025
Regulatory Assets [Line Items]
Regulatory Assets				1
Delmarva Power & Light Company [Member] | Deferred storm costs | MARYLAND
Regulatory Assets [Line Items]
Regulatory Assets				2
Delmarva Power & Light Company [Member] | COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				3	4
Delmarva Power & Light Company [Member] | COVID-19 Regulatory Asset | MARYLAND
Regulatory Assets [Line Items]
Regulatory Assets				1
Delmarva Power & Light Company [Member] | COVID-19 Regulatory Asset | DELAWARE
Regulatory Assets [Line Items]
Regulatory Assets				2
Delmarva Power & Light Company [Member] | Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Delmarva Power & Light Company [Member] | Other
Regulatory Assets [Line Items]
Regulatory Assets				18	26
Atlantic City Electric Company [Member]
Regulatory Assets [Line Items]
Regulatory Assets				491	470
Current regulatory assets				61	75
Noncurrent regulatory assets				430	395
Proposed Capital Expenditure	$ 220
Atlantic City Electric Company [Member] | Forecast [Member]
Regulatory Assets [Line Items]
Proposed Capital Expenditure		$ 338
Atlantic City Electric Company [Member] | Pension and Other Postretirement Plans Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Pension and Post Retirement Plan Merger Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Advanced Metering Infrastructure Deployment Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Advanced Metering Infrastructure Legacy Meter Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				7	0
Atlantic City Electric Company [Member] | Electric Distribution Formula Rate Annual Reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Electric Distribution Formula Rate One-time Events [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Energy Efficiency Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Fair value of long-term debt
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Fair value of PHI's unamortized energy contracts
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Asset retirement obligations
Regulatory Assets [Line Items]
Regulatory Assets				1	1
Atlantic City Electric Company [Member] | MGP remediation costs
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Renewable Energy Program [Member]
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Electric energy and natural gas costs
Regulatory Assets [Line Items]
Regulatory Assets				5	30
Atlantic City Electric Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Assets [Line Items]
Regulatory Assets				20	1
Atlantic City Electric Company [Member] | Energy efficiency and demand response programs
Regulatory Assets [Line Items]
Regulatory Assets				3	0
Atlantic City Electric Company [Member] | Under-recovered revenue decoupling
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Stranded costs
Regulatory Assets [Line Items]
Regulatory Assets					25
Atlantic City Electric Company [Member] | Removal costs
Regulatory Assets [Line Items]
Regulatory Assets				360	339
Atlantic City Electric Company [Member] | DC PLUG charge
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Deferred storm costs
Regulatory Assets [Line Items]
Regulatory Assets				43	41
Atlantic City Electric Company [Member] | Deferred storm costs | 2024
Regulatory Assets [Line Items]
Regulatory Assets				36
Atlantic City Electric Company [Member] | Deferred storm costs | NEW JERSEY
Regulatory Assets [Line Items]
Regulatory Assets				7
Atlantic City Electric Company [Member] | COVID-19 Regulatory Asset
Regulatory Assets [Line Items]
Regulatory Assets				0	0
Atlantic City Electric Company [Member] | Under-Recovered Credit Loss Expense
Regulatory Assets [Line Items]
Regulatory Assets				29	18
Atlantic City Electric Company [Member] | Other
Regulatory Assets [Line Items]
Regulatory Assets				$ 23	$ 15